Summarized Quarterly Financial Data	12 Months Ended
Dec. 31, 2010
Summarized Quarterly Financial Data
Summarized Quarterly Financial Data

NOTE 16—Summarized Quarterly Financial Data (Unaudited)

(In Thousands, Except Per Share Amounts)

	First Quarter	Second Quarter	Third Quarter (1)	Fourth Quarter	Total
2010
Revenues	$40,455	$34,162	$37,424	$36,292	$148,333
Operating loss	(21,331)	(12,777)	(238,482)	(7,828)	(280,418)
Net income (loss)	4,331	(21,599)	(225,131)	(19,721)	(262,120)
Net income (loss) applicable to common stock	2,819	(23,111)	(226,642)	(21,233)	(268,167)
Basic income (loss) per common share	0.08	(0.64)	(6.31)	(0.59)	(7.47)
Diluted income (loss) per common share	0.08	(0.64)	(6.31)	(0.59)	(7.47)
2009
Revenues	$28,461	$26,263	$23,525	$32,177	$110,426
Operating income (loss)	(27,546)	(53,947)	(37,740)	(220,489)	(339,722)
Net income (loss)	3,144	(34,982)	(29,519)	(189,629)	(250,986)
Net income (loss) applicable to common stock	1,632	(36,494)	(31,031)	(191,140)	(257,033)
Basic income (loss) per common share	0.05	(1.02)	(0.87)	(5.34)	(7.17)
Diluted income (loss) per common share	0.05	(1.02)	(0.87)	(5.34)	(7.17)

(1)	The carrying amount of our oil and natural gas properties was impaired by $234.9 million as of September 30, 2010. This amount includes an increase of $11.6 million from the previously reported amount of $223.3 million as a result of further review of our September 30, 2010 impairment analysis.